SUBSEQUENT EVENTS (Details) - Subsequent Event - $ / shares	Aug. 31, 2016	Jul. 21, 2016
Subsequent Event
Cash distribution (in dollars per share)		$ 0.5775
Number of shares (in shares)	62,336,335